Deposits, prepayments and other current assets (Details Narrative)		12 Months Ended
	Oct. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Prepayments		$ 75,000		$ 97,000		$ 2,161,000
Deposits		14,956,000		19,232,000		214,000
Allowance for expected credit losses
Consultants [Member] | Consulting Agreements [Member]
Prepayments					$ 1,507,000	$ 2,050,000
Deposits		14,800,000		19,013,000
Other receivables		6,200,000		8,046,000
Principal amount	$ 6,200,000
Debt interest rate	8.00%
Other short term debt		1,000,000		1,292,000
Short term debt		1,300,000		$ 1,669,000
Repayment of other receivables		$ 2,300,000	$ 2,961,000